Significant accounting policies (Details 3)	12 Months Ended
Dec. 31, 2013
Orbital concessions
Intangible assets
Original useful life	40 years
Remaining useful life as of the Acquisition Date	26 years
Contract backlog | Maximum
Intangible assets
Original useful life	10 years